Common Stock (Details Narrative) - USD ($)										1 Months Ended
	Dec. 23, 2025	Nov. 14, 2025	Nov. 05, 2025	Nov. 04, 2025	Oct. 02, 2025	May 29, 2025	May 15, 2025	May 14, 2025	Mar. 03, 2025	Oct. 21, 2026	Nov. 30, 2025	Nov. 21, 2025	Oct. 23, 2025	Oct. 17, 2025	May 28, 2025	May 27, 2025	May 23, 2025	Jul. 28, 2023	Dec. 28, 2021	Feb. 28, 2026	Feb. 28, 2025
Subsidiary, Sale of Stock [Line Items]
Outstanding liability																				$ 45,696,412	$ 35,161,495
Common stock, par value																				$ 0.0001	$ 0.0001
Common stock, shares issued																				61,281,308	57,141,186
Common stock, shares outstanding																				61,281,308	57,141,186
Preferred stock, shares issued																				0	0
Preferred stock, shares outstanding																				0	0
Aggregate intrinsic value																		$ 0	$ 0
Shanghai Jihaohe [Member]
Subsidiary, Sale of Stock [Line Items]
Strike price					$ 1.57
Stock issued					1,500,000
Private Placement [Member] | Eight individual [Member]
Subsidiary, Sale of Stock [Line Items]
Strike price															$ 2.50
Stock issued															940,000
Gross proceeds from private placement															$ 950,000
Outstanding liability															$ 1,400,000
Private Placement [Member] | One Individual [Member]
Subsidiary, Sale of Stock [Line Items]
Strike price		$ 1.50
Stock issued		190,000
Gross proceeds from private placement		$ 285,000
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Strike price						$ 1.88	$ 1.50								$ 1.50		$ 1.88
Stock issued						50,000	312,500								837,243		100,000
Warrants description										Company issued an aggregate of 4,000,000 common stock purchase warrants (the “Warrants”) to a consultant pursuant to a consulting services agreement with respect to investor relations services. 3,000,000 of the Warrants entitle the holder to purchase up to 3,000,000 shares of common stock (each, a “Warrant Share”) at an exercise price of $1.65 per Warrant Share until April 20, 2027, and 1,000,000 of the Warrants entitle the holder to purchase up to 1,000,000 Warrant Shares at an exercise price of $2.15 per Warrant Share until April 20, 2027.
Number of warrants expired				28,312								10,000
Warrants expired price per share				$ 8.22								$ 6.70
Warrant exercise price per share																				$ 1.64
Warrant [Member] | Entity [Member]
Subsidiary, Sale of Stock [Line Items]
Strike price								$ 1.50								$ 1.50
Proceeds from warrants exercises								$ 468,750								$ 1,255,864
Number of warrants exercised								312,500								837,243
Placement Agent Warrant [Member] | Placement Agent [Member]
Subsidiary, Sale of Stock [Line Items]
Strike price						$ 1.88											$ 1.88
Proceeds from warrants exercises						$ 94,000											$ 188,000
Number of warrants exercised						50,000											100,000
Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option, granted																			4,545,000
Stock option exercise price, granted																			$ 8.00
2023 Stock Incentive & Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option, granted																		2,648,500
Stock option exercise price, granted																		$ 4.62
Consulting agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for services									27,500
Strike price									$ 1.86
Consulting agreement [Member] | One Entity [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for services														7,500
Strike price														$ 1.86
Consulting agreement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued			300,000
Warrant exercise price per share			$ 1.65
Settlement Agreement [Member] | One Individual [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for services														60,000
Strike price														$ 1.67
Sales Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued	64,083										51,296
Gross proceeds from private placement	$ 98,942										$ 80,087
Issuance costs	$ 2,474										$ 2,002
Sales Agreement [Member] | R.F. Lafferty & Co [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value													$ 0.0001
Aggregate offering price													$ 50,000,000
Sales Agreement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants adjustment to exercise price			125,333
Weighted average exercise price, warrant adjustment to exercise price			$ 1.50